GENERAL (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2022	Mar. 31, 2022	May 31, 2020
Idaptive [Member]
General [Line Items]
Total gross consideration			$ 68,603
Acquisition costs			$ 2,932
AAPI1, Inc. [Member]
General [Line Items]
Total gross consideration		$ 17,689
Acquisition costs		$ 252
C3M, LLC [Member]
General [Line Items]
Total gross consideration	$ 28,298
Acquisition costs	$ 1,992